Loans and Accounts Receivable at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2020
Disclosure of Loans and Accounts Receivable at Fair Value Through Other Comprehensive Income [Abstract]
LOANS AND ACCOUNTS RECEIVABLE AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

NOTE 09

LOANS AND ACCOUNTS RECEIVABLE AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

The Bank has decided to classify a portfolio at fair value through other comprehensive income (FVOCI) related to loans and account receivable with its major customer, when they request a credit operation which exceeds single client exposure under the Bank’s credit risk policy. The risk committee approved the operation with the condition to sell a portion of the loan in the medium term, and meanwhile the Bank is looking for a buyer the portion is classified into this category.

Additionally, the Bank includes operations which are expecting to sell or maintain, depending if market conditions are favorable, these loans are classified into this category according to management business model.

This portfolio is initially measured at amortized cost and afterward is adjusted at fair value, recognizing the adjustment in other comprehensive income, while the Bank do not sell the loan. The portfolio is assessed for impairment loss under the new ECL model, same as loans at amortized cost.

An analysis of changes in the gross carrying amount and the corresponding ECL allowance is, as of December 31, 2020 is as follows:

	Stage1	Stage2	Stage3	TOTAL
	Individual	Individual	Individual
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2020	66,166	-	-	66,166
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes on financial assets	3,857	-	-	3,857
Write-off	-	-	-	-
FX and other adjustments	662	-	-	662
At December 31, 2020	70,685	-	-	70,685

	Stage 1	Stage 2	Stage 3	TOTAL
	Individual	Individual	Individual
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2020	101	-	-	101
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes of the exposure and modifications in the credit risk	1,252	-	-	1,252
Write-off	-	-	-	-
FX and other adjustments	1	-	-	1
At December 31, 2020	1,354			1,354

An analysis of changes in the gross carrying amount and the corresponding ECL allowance is, as of December 31, 2019 is as follows:

	Stage1	Stage2	Stage3	TOTAL
	Individual	Individual	Individual
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2019	63,745	4,949	-	68,694
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes on financial assets	1,428	(4,914)	-	(3,486)
Write-off	-	-	-	-
FX and other adjustments	993	(35)	-	958
At December 31, 2019	66,166	-	-	66,166

	Stage 1	Stage 2	Stage 3	TOTAL
	Individual	Individual	Individual
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2019	88	18	-	106
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes of the exposure and modifications in the credit risk	65	(18)	-	47
Write-off	-	-	-	-
FX and other adjustments	(52)	-	-	(52)
At December 31, 2019	101	-	-	101